Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Feb. 09, 2015	Mar. 31, 2014
Related Party Transaction [Line Items]
Purchases from related party	$ 170,783	$ 273,246
Revenues from related parties	8,874	12,422
managerial and support services
Related Party Transaction [Line Items]
Expenses from transactions with related party	33,593	29,268
Infrastructure costs
Related Party Transaction [Line Items]
Expenses from transactions with related party	4,959	4,947
Benefits
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 48,549	$ 45,605